Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events Management has evaluated subsequent events through the date the financial statements were issued and determined that there were no material events requiring recognition or disclosure.